UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
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          Charlotte, NC  28207
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Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
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Title:    President
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Phone:    704-333-1710
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Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207              02/04/2004
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
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Form 13F Information Table Entry Total:  28
                                        -------------------

Form 13F Information Table Value Total:  $ 119,973
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                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:             ITEM 7:             ITEM 8:
----------------------- --------------  ---------  ----------  -------- ------------------- ------------------  --------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT            MANAGERS       VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                         ----- ------ -------
                                                     VALUE      AMOUNT  ------- ----- ------                     (A)    (B)    (C)
                                                                          (A)    (B)   (C)                      SOLE   SHARED  NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
AMEREN CORP                 COM        023608102   3,461,500   75,250     SOLE                                                75,250
ANHEUSER BUSCH COS INC      COM        035229103   4,005,102   76,027     SOLE                                                76,027
BEMIS COMPANY INC           COM        081437105   3,400,000   68,000     SOLE                                                68,000
BERKSHIRE HATHAWAY CL A     COM        084670108   7,751,000       92     SOLE                                                    92
BERKSHIRE HATHAWAY CL B     COM        084670207   8,064,975    2,865     SOLE                                                 2,865
CHEVRON TEXACO CORP         COM        166764100   4,341,443   50,254     SOLE                                                50,254
COLGATE PALMOLIVE CO        COM        194162103   3,477,724   69,485     SOLE                                                69,485
CONAGRA FOODS INC           COM        205887102   3,979,612  150,800     SOLE                                               150,800
CONOCOPHILLIPS              COM        20825c104   3,975,247   60,626     SOLE                                                60,626
CONSOLIDATED EDISON INC     COM        209115104   3,354,780   78,000     SOLE                                                78,000
DTE ENERGY CO               COM        233331107   3,382,490   85,850     SOLE                                                85,850
ENERGY EAST CORP            COM        29266m109   3,839,427  171,403     SOLE                                               171,403
EXXON MOBIL CORP            COM        30231g102   4,641,733  113,213     SOLE                                               113,213
FIRST CHARTER CORP          COM        319439105   2,802,453  143,348     SOLE                                               143,348
FLEETBOSTON FINL CORP       COM        339030108   3,765,336   86,262     SOLE                                                86,262
HCA INC                     COM        404119109   3,749,334   87,275     SOLE                                                87,275
JEFFERSON PILOT CORP        COM        475070108   4,794,428   94,658     SOLE                                                94,658
KEYCORP INC                 COM        493267108   4,159,042  141,850     SOLE                                               141,850
PEPSICO INC                 COM        713448108   4,074,448   87,397     SOLE                                                87,397
PFIZER INC                  COM        717081103   4,461,472  126,280     SOLE                                               126,280
PG&E CORP                   COM        69331c108   7,903,342  284,600     SOLE                                               284,600
PIEDMONT NAT GAS INC        COM        720186105   4,550,392  104,703     SOLE                                               104,703
PITNEY BOWES INC            COM        724479100   3,983,807   98,075     SOLE                                                98,075
PULITZER INC                COM        745771105   1,956,150   36,225     SOLE                                                36,225
SCANA CORP                  COM        80589m102   3,395,853   99,149     SOLE                                                99,149
WGL HOLDINGS INC            COM        92924F106   4,354,749  156,702     SOLE                                               156,702
WILLIS GROUP HLDGS LTD SHS  COM        g96655108   3,740,886  109,800     SOLE                                               109,800
XCEL ENERGY INC             COM        98389b100   4,606,080  271,265     SOLE                                               271,265